TAX STATUS	12 Months Ended
Dec. 31, 2025
Dillard's, Inc. Investment & Employee Stock Ownership Plan
TAX STATUS
TAX STATUS

NOTE 5 - TAX STATUS

The Plan obtained its latest favorable determination letter dated November 1, 2017, in which the Internal Revenue Service (“IRS”) stated that the Plan was in compliance with the applicable sections of the Internal Revenue Code (“IRC”) and was determined to be qualified, and therefore, the related trust was exempt from tax. Although the Plan has been amended since receiving the determination letter, Plan management believes that the Plan is designed and being operated in compliance with the applicable requirements of the IRC. Therefore, they believe that the Plan was qualified, and the related trust was tax-exempt, as of the financial statement date.

U.S. generally accepted accounting principles requires plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.